UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 39,407,386	$ 369
Due from related parties, current	$ 262,829	$ 12,376,064
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts receivable trade	$ 720,222	$ 416,300
Inventories	65,941	45,595
Prepaid expenses and other assets	170,403	45,612
Total current assets	40,626,781	12,883,940
NON-CURRENT ASSETS:
Vessels, net	6,589,882	6,875,903
Due from related parties	$ 388,542	$ 388,542
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets, non current	$ 357,769	$ 357,769
Deferred charges, net	632,262	1,075,826
Total non-current assets	7,968,455	8,698,040
Total assets	48,595,236	21,581,980
CURRENT LIABILITIES:
Accounts payable	311,816	156,253
Due to related parties, current	$ 980,108	$ 0
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 962,088	$ 313,905
Total current liabilities	2,254,012	470,158
NON-CURRENT LIABILITIES:
Total non-current liabilities	0	0
Commitments and contingencies
MEZZANINE EQUITY:
Mezzanine equity	25,877,180	0
SHAREHOLDERS' EQUITY:
Former Net Parent Company investment	0	21,111,822
Common shares, $0.001 par value; 1,000 and 3,900,000,000 shares authorized; 1,000 and 5,994,731 shares issued; 1,000 and 5,994,731 shares outstanding as of December 31, 2024, and June 30, 2025 respectively	5,995	1
Preferred shares, $0.001 par value: 0 and 100,000,000 shares authorized; Series B preferred shares: 0 and 40,000 shares issued and outstanding as of December 31, 2024 and June 30, 2025, respectively	40	0
Additional paid-in capital	20,704,388	0
Due from stockholder	0	(1)
Accumulated deficit	(246,379)	0
Total stockholder equity	20,464,044	21,111,822
Total liabilities, mezzanine equity and shareholders equity	48,595,236	21,581,980
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Mezzanine equity	$ 25,877,180	$ 0